Note 17: Collaborative Arrangements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods Sold [Member]
Statement [Line Items]
Collaborator Share Of Revenues Amount	$ 1,295	$ 963	$ 850
Collaborator Share Of Program Costs Amount	(97)	(88)	(83)
Cost of Services [Member]
Statement [Line Items]
Collaborator Share Of Revenues Amount	216	36	38
Research and Development Expense [Member]
Statement [Line Items]
Collaborator Share Of Program Costs Amount	(203)	(220)	(135)
Selling General and Administrative [Member]
Statement [Line Items]
Collaborator Share Of Program Costs Amount	$ (7)	$ (4)	$ (5)
Pratt and Whitney [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	14.00%
Collaborators interests existing programs high end	48.00%
Collaborators Partner Share	31.00%